THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND DECEMBER 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 96.1%

	Shares	Value
CONSUMER DISCRETIONARY — 22.2%

Boot Barn Holdings *	165,919	$12,735,942

Dorman Products *	151,103	12,603,501

Malibu Boats, Cl A *	196,452	10,769,499

Murphy USA	30,412	10,843,703

Polaris	112,447	10,656,602

Thor Industries	91,833	10,859,252

		68,468,499

CONSUMER STAPLES — 15.9%

Boston Beer, Cl A *	35,849	12,389,056

Darling Ingredients *	413,868	20,627,181

MGP Ingredients	162,947	16,053,538

		49,069,775

FINANCIALS — 5.3%

Live Oak Bancshares	356,888	16,238,404

HEALTH CARE — 5.0%

US Physical Therapy	165,018	15,369,777

INDUSTRIALS — 30.5%

AGCO	119,039	14,452,525

Armstrong World Industries	133,658	13,141,255

Brink’s	156,242	13,741,484

Dycom Industries *	190,000	21,867,100

Enerpac Tool Group, Cl A	540,843	16,814,809

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND DECEMBER 31, 2023 (UNAUDITED)

COMMON STOCK** — (continued)

	Shares	Value
INDUSTRIALS — (continued)

Timken	173,390	$13,897,208

		93,914,381

INFORMATION TECHNOLOGY — 4.7%

Belden	186,898	14,437,870

MATERIALS — 12.5%

Ingevity *	262,894	12,413,855

Louisiana-Pacific	193,226	13,686,198

Stepan	132,875	12,563,331

		38,663,384

TOTAL COMMON STOCK (Cost $255,540,383)		296,162,090

TOTAL INVESTMENTS— 96.1% (Cost $255,540,383)		$296,162,090

Percentages are based on Net Assets of $308,040,755.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND DECEMBER 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 95.3%

	Shares	Value
CONSUMER DISCRETIONARY — 17.4%

Boot Barn Holdings *	30,168	$2,315,696

Floor & Decor Holdings, Cl A *	6,826	761,508

Murphy USA	4,899	1,746,787

Polaris	18,457	1,749,170

Thor Industries	15,303	1,809,580

		8,382,741

CONSUMER STAPLES — 16.6%

Boston Beer, Cl A *	6,292	2,174,452

Darling Ingredients *	65,615	3,270,252

MGP Ingredients	25,636	2,525,659

		7,970,363

HEALTH CARE — 4.7%

US Physical Therapy	24,416	2,274,106

INDUSTRIALS — 43.3%

AGCO	18,443	2,239,165

Armstrong World Industries	21,579	2,121,647

Brink’s	25,423	2,235,953

Broadridge Financial Solutions	15,523	3,193,857

Dycom Industries *	30,745	3,538,442

IDEX	5,512	1,196,710

Timken	27,516	2,205,408

Trex *	18,141	1,501,893

Watsco	5,966	2,556,252

		20,789,327

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND DECEMBER 31, 2023 (UNAUDITED)

COMMON STOCK** — (continued)

	Shares	Value
INFORMATION TECHNOLOGY — 4.3%

Belden	26,525	$2,049,056

MATERIALS — 9.0%

Ingevity *	40,770	1,925,160

Louisiana-Pacific	33,799	2,393,983

		4,319,143

TOTAL COMMON STOCK (Cost $36,296,173)		45,784,736

TOTAL INVESTMENTS— 95.3% (Cost $36,296,173)		$45,784,736

Percentages are based on Net Assets of $48,041,170.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

SAM-QH-001-0600